Accounts Payable and Accrued Liabilities Disclosure: Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accounts payable and accrued liabilities	$ 88,232	$ 86,814
Trade payables
Accounts payable and accrued liabilities	72,545	62,581
Other payables
Accounts payable and accrued liabilities		18,275
GST payable
Accounts payable and accrued liabilities	2,933
Accrued liabilities-
Accounts payable and accrued liabilities	$ 12,754	$ 5,958